Schedule of other non financial assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Other Non Financial Assets
Restricted asset		₨ 195,491	₨ 216,231
Total		195,491	216,231
Non-current	$ 2,379	₨ 195,491	₨ 216,231